ASSETS HELD FOR SALE (EXCLUDING DISCONTINUED OPERATIONS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets held for sale (excluding discontinued operations) (Note 23)	$ 5,371	$ 1,021
Disposal Group, Held-for-sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Period expected for sales to finalize (in months)	12 months
Assets held for sale (excluding discontinued operations) (Note 23)	$ 5,400	$ 1,000
Asset impairment recognized	$ 0